Income Tax Expense - Reconciliation of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Applicable income tax rate	15.00%	15.00%	15.00%